Other Reserves - Narrative (Details) - ZAR (R) R in Millions			12 Months Ended
	Mar. 19, 2010	Mar. 15, 2004	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of reserves within equity [line items]
Reserve for equity instruments designated at fair value through other comprehensive income			R 340	R 267
Purchase price			0	0	R 5
Acquisition of non-controlling interest in subsidiary			381	381
Doornkop South Reef | AVRD
Disclosure of reserves within equity [line items]
Share of mining titles acquired (as a percent)	26.00%
Shares issued in exchange for interest in mining titles (in shares)	2,162,359
Difference between the value of shares issued	R 152
Abelle Limited
Disclosure of reserves within equity [line items]
Purchase price		R 579
Acquisition of non-controlling interest in subsidiary		R 381
Rand Mutual Assurance (c)
Disclosure of reserves within equity [line items]
Reserve for equity instruments designated at fair value through other comprehensive income			R 181	R 139